Share Class & Ticker	Institutional BLNDX	Investor REMIX

Standpoint Multi-Asset Fund Summary Prospectus October 29, 2019 As Amended December 27, 2019

Before You Invest

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.standpointfunds.com. You can also get this information at no cost by calling (866) 738-1128 or by sending an e-mail request to Fulfillment@ultimusfundsolutions.com. This Summary Prospectus incorporates by reference the Fund’s entire prospectus and SAI, each dated October 29, 2019 as amended December 27, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (866) 738-1128. If you hold your account with a financial intermediary, you will need to contact that intermediary to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Investment Objective

The Standpoint Multi-Asset Fund (the “Fund”) seeks positive absolute returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class
Management Fees	1.24%	1.24%
Distribution (12b-1) Fees	NONE	0.25%
Other Expenses[1]	0.67%	0.67%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	1.93%	2.18%
Fee Waiver and/or Expense Reimbursement[2]	(0.67)%	(0.67)%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	1.26%	1.51%

[1]

Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are based on estimated amounts for the current fiscal year. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

[2]

The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.24% through February 28, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

STANDPOINT ASSET MANAGEMENT, LLC ● 4250 N. DRINKWATER BLVD., SUITE 300 ● SCOTTSDALE, AZ 85251

Summary Prospectus October 29, 2019
As Amended December 27, 2019

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional Class	$128	$541
Investor Class	$154	$618

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

Standpoint Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), seeks to achieve a positive absolute return in all market conditions and will not manage the Fund to outperform a specific benchmark. The Adviser pursues these returns by allocating the Fund’s assets between a “Global Equities” strategy and a “Global Futures” strategy.

Global Equities Strategy: The Global Equities strategy holds long positions in ETFs such that exposures resemble those of a global market-cap weighted index of developed markets, such as the U.S., U.K., Germany, Japan, and Singapore. The Adviser typically selects broad-based regional equity ETFs that the Adviser believes will produce positive absolute returns.

Global Futures Strategy: The Global Futures strategy invests in exchange traded futures contracts from seven sectors: equity indexes, currencies, interest rates, metals, grains, soft commodities, and energies. The contracts are positioned either long or short. The Fund not only may invest in this strategy directly, but may also invest indirectly through its Subsidiary (as described below).

The strategy is designed to participate in medium-term and long-term trends in global futures markets and to produce a reasonable return premium in exchange for assuming risk. The Adviser identifies global futures contracts to be considered for the Fund’s portfolio on a daily basis through analysis of futures prices, volume, open interest, and term structure data. The strategy emphasizes durability, scalability and diversification across sectors and countries.

Futures contracts are typically exchange traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Generally, a “long” position in a futures contract is expected to provide a positive return if the price of the underlying instrument or reference obligation increases and a negative return if the price of the underlying instrument or reference obligation decreases. Conversely, a “short” position in a futures contract is expected to provide a positive return when the price of the underlying instrument or reference obligation decreases and a negative return if the price of the underlying instrument or reference obligation increases. If the Fund holds both long and short futures positions in the same underlying instrument or reference obligation, the Fund may experience an overall loss with respect to its investments in that instrument or obligation if losses on one position (long or short) exceed the gains on the other position (long or short).

The Fund will be required to use a portion of its assets as margin for the Fund’s futures positions. Assets of the Fund not invested in ETFs or futures contracts (or used as margin) will generally be invested in liquid instruments, such as cash, money market instruments, and U.S. government securities including U.S. treasury bills or notes. The Fund may hold liquid instruments during periods when the Fund is already invested in ETFs and futures positions to the extent dictated by its investment strategy, when the Fund is not invested in futures positions, or as needed to comply with current SEC guidance relating to asset coverage for derivatives investments held by investment companies. As a result, a substantial portion of the Fund’s portfolio may be invested in instruments other than ETFs or futures contracts.

In pursuing the Fund’s Global Futures strategy, the Fund may invest up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Adviser, and has the same investment objective as the Fund, most closely following the Global Futures strategy. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”), when viewed on a consolidated basis with the Fund. Additionally, the Subsidiary, when viewed on a consolidated basis with the Fund, complies with 1940 Act Sections 8 and 18 (regarding investment policies, capital structure and leverage), Section 15 (regarding investment advisory contracts) and Section 17 (regarding affiliated transactions and custody). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended

STANDPOINT ASSET MANAGEMENT, LLC ● 4250 N. DRINKWATER BLVD., SUITE 300 ● SCOTTSDALE, AZ 85251

Summary Prospectus October 29, 2019
As Amended December 27, 2019

(the “Code”). The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

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Market Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.

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Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

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Other Investment Company Securities Risk. Investing in underlying investment companies, including money market funds and ETFs, exposes the Fund to the investment performance (positive or negative) and risks of the investment companies. ETFs are subject to additional risks, including the risk that an ETF’s shares may trade at a market price that is above or below its NAV. The Fund will indirectly bear a portion of the fees and expenses of the underlying funds in which it invests, which are in addition to the Fund’s own direct fees and expenses.

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Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

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Wholly Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

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Derivatives Risk. Even a small investment in derivatives (which include futures) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk and liquidity risk. Credit risk is the risk that the counterparty may default. Liquidity risk is the risk that the Fund may not be able to sell the security or otherwise exit the contract in a timely manner, which may be because an exchange or the Commodity Futures Trading Commission (“CFTC”), which regulates commodity futures exchanges, suspends trading in a particular contract, orders immediate settlement of a contract or orders that trading be limited to the liquidation of open positions only.

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Leverage Risk. Using futures to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and , therefore, amplify the effects of market volatility on the Fund’s share price.

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Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

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Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Foreign Exchanges Risk. A portion of the Fund’s trades may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

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Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

STANDPOINT ASSET MANAGEMENT, LLC ● 4250 N. DRINKWATER BLVD., SUITE 300 ● SCOTTSDALE, AZ 85251

Summary Prospectus October 29, 2019
As Amended December 27, 2019

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Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

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Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

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New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

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New Adviser Risk. The Adviser has not previously managed a mutual fund or commodity pool. As a result, investors do not have a long-term track record of managing a mutual fund or commodity pool from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code, that do not apply to the adviser’s management of other types of individual and institutional accounts.

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Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance

Performance information will be available after the Fund completes a full calendar year of operations. Daily net asset value per share (“NAV”) is available at no cost by calling toll-free (866) 738-1128.

Portfolio Management

Investment Adviser

Standpoint Asset Management, LLC

Portfolio Managers

●	Eric Crittenden, Chief Investment Officer & Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since its inception in December 2019.
●	Shawn Serikov, Chief Technology Officer & Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since its inception in December 2019.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
Institutional Class $25,000 Investor Class $2,500 Minimum Additional Investment NONE	By Mail:	Standpoint Multi-Asset Fund c/o: Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707
	By Phone:	(866) 738-1128

You may sell or redeem shares through your dealer or financial adviser. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

STANDPOINT ASSET MANAGEMENT, LLC ● 4250 N. DRINKWATER BLVD., SUITE 300 ● SCOTTSDALE, AZ 85251